UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2014 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

February 28, 2014 (unaudited)

	Shares	Value
Common Stocks—91.9%
Consumer Discretionary—7.4%
Cavco Industries, Inc.*	8,851	$694,361
Cherokee, Inc.	35,814	509,275
Live Nation Entertainment, Inc.*	35,064	795,602
Shiloh Industries, Inc.*	31,217	608,731
Sizmek, Inc.*	34,430	426,588
ValueVision Media, Inc., Class A*	168,291	940,747
Winmark Corp.	4,563	360,659
Total Consumer Discretionary		4,335,963
Consumer Staples—4.8%
Amira Nature Foods, Ltd.*	34,230	625,040
G Willi-Food International, Ltd.*	54,469	433,029
The Hain Celestial Group, Inc.*	5,309	474,094
IGI Laboratories, Inc.*	149,925	622,189
Inventure Foods, Inc.*	45,347	629,870
Total Consumer Staples		2,784,222
Energy—6.6%
Bolt Technology Corp.	26,830	539,551
Matador Resources Co.*	32,245	782,264
Navios Maritime Acquisition Corp.	118,338	457,968
Penn Virginia Corp.*	56,854	861,338
Tsakos Energy Navigation, Ltd.	54,947	379,134
US Energy Corp.*	203,922	815,688
Total Energy		3,835,943
Financials—7.8%
CNO Financial Group, Inc.	54,818	1,000,977
Evercore Partners, Inc., Class A	9,970	554,731
Federated National Holding Co.	37,232	591,244
First Merchants Corp.	23,102	494,845
Meadowbrook Insurance Group, Inc.	49,818	267,523
Old Republic International Corp.	30,698	477,661
Stewart Information Services Corp.	20,321	751,471
ZipRealty, Inc.*	84,790	401,905
Total Financials		4,540,357
Health Care—28.5%
Acadia Healthcare Co., Inc.*	11,561	571,576
Affymetrix, Inc.*	94,496	729,509
Allscripts Healthcare Solutions, Inc.*	27,977	519,533
Alphatec Holdings, Inc.*	155,171	218,791
ANI Pharmaceuticals, Inc.*	17,817	539,499
AtriCure, Inc.*	55,634	1,156,631
BioTelemetry, Inc.*	62,872	706,681
Cardiovascular Systems, Inc.*	20,870	730,450

	Shares	Value
Derma Sciences, Inc.*	36,085	$530,089
DexCom, Inc.*	16,263	733,461
Digirad Corp.	124,102	434,357
Dyax Corp.*	58,631	566,962
Endologix, Inc.*	27,869	376,232
ExamWorks Group, Inc.*	17,155	624,099
Fluidigm Corp.*	15,995	749,366
HealthStream, Inc.*	20,561	592,568
Heska Corp.*	35,926	348,841
ICON PLC*	13,617	637,820
Iridex Corp.*	62,231	584,971
Ligand Pharmaceuticals, Inc.*	12,494	871,456
Pacific Biosciences of California, Inc.*	65,131	433,772
Rockwell Medical, Inc.*,1	53,322	676,656
Sequenom, Inc.*	67,163	159,176
Sharps Compliance Corp.*	101,766	488,477
Spectranetics Corp.*	22,889	685,754
Syneron Medical, Ltd.*	47,759	531,080
Trinity Biotech PLC, Sponsored ADR	15,554	412,025
Uroplasty, Inc.*	66,040	272,085
Zeltiq Aesthetics, Inc.*	36,519	693,496
Total Health Care		16,575,413
Industrials—15.4%
Ascent Solar Technologies, Inc.*	367,810	268,097
Barrett Business Services, Inc.	6,889	482,230
Capstone Turbine Corp.*	356,025	637,285
Chart Industries, Inc.*	5,068	423,482
FuelCell Energy, Inc.*	265,389	517,509
Kforce, Inc.	27,211	596,193
Korn/Ferry International*	21,427	544,031
Manitex International, Inc.*	49,482	741,735
MiX Telematics, Ltd., Sponsored ADR*	43,013	524,759
On Assignment, Inc.*	18,658	641,835
Orion Energy Systems, Inc.*	60,626	335,262
PGT, Inc.*	48,271	559,461
PowerSecure International, Inc.*	44,763	1,017,463
Primoris Services Corp.	17,325	541,753
Radiant Logistics, Inc.*	8,883	24,428
Simpson Manufacturing Co., Inc.	13,787	487,370
WageWorks, Inc.*	9,960	589,134
Total Industrials		8,932,027
Information Technology—17.8%
Advanced Energy Industries, Inc.*	23,462	643,797
AOL, Inc.*	11,392	498,742

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—17.8% (continued)
Autobytel, Inc.*	70,101	$1,104,792
CalAmp Corp.*	18,441	590,850
Callidus Software, Inc.*	79,898	985,142
Cardtronics, Inc.*	18,302	741,597
Dot Hill Systems Corp.*	83,762	446,451
Extreme Networks, Inc.*	77,568	444,465
Finisar Corp.*	24,324	576,479
Fusion-io, Inc.*	51,969	570,100
Interactive Intelligence Group, Inc.*	10,337	823,135
Kemet Corp.*	88,342	501,782
LogMeln, Inc.*	7,284	304,835
Mattson Technology, Inc.*	162,877	415,336
Pericom Semiconductor Corp.*	58,947	476,881
Pixelworks, Inc.*	124,811	621,559
PROS Holdings, Inc.*	17,040	587,028
Total Information Technology		10,332,971
Materials—3.6%
A. Schulman, Inc.	15,585	541,579
Globe Specialty Metals, Inc.	20,171	400,798
Headwaters, Inc.*	38,375	511,539
US Concrete, Inc.*	24,073	655,267
Total Materials		2,109,183
Total Common Stocks (cost $39,278,651)		53,446,079

	Principal Amount	Value
Short-Term Investments—7.3%
Repurchase Agreements—0.9%[2]
Barclays Capital, dated 02/28/14, due 03/03/14, 0.040%, total to be received $529,828 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.750%, 11/15/14 - 02/15/43, totaling $540,423)	$529,826	$529,826

	Shares
Other Investment Companies—6.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,705,964	3,705,964
Total Short-Term Investments (cost $4,235,790)		4,235,790
Total Investments—99.2% (cost $43,514,441)		57,681,869
Other Assets, less Liabilities—0.8%		482,241
Net Assets—100.0%		$58,164,110

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $43,923,141 for Federal income tax purposes at February 28, 2014, the aggregate gross unrealized appreciation and depreciation were $14,666,220 and $907,492, respectively, resulting in net unrealized appreciation of investments of $13,758,728.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $507,486, or 0.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in this short-term investment.
[3]	Yield shown represents the February 28, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of February 28, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$53,446,079	—	—	$53,446,079
Short-Term Investments
Repurchase Agreements	—	$529,826	—	529,826
Other Investment Companies	3,705,964	—	—	3,705,964

Total Investments in Securities	$57,152,043	$529,826	—	$57,681,869

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of February 28, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: April 7, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: April 7, 2014